Commitments and contingent obligations (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Outstanding Commitments for the Purchase of Additional Vessels
(a)	As at June 30, 2012, based on the contractual delivery dates, the Company has outstanding commitments for the purchase of additional vessels and installment payments for vessels under construction, as follows:

Remainder of 2012	$—
2013	60,440
2014	209,440

$269,880

Schedule of Minimum Future Revenues
(b)	As at June 30, 2012, based on 100% utilization, the minimum future revenues to be received on committed time charter party agreements currently in effect and assuming no renewals or extensions are approximately:

Remainder of 2012	$335,795
2013	652,237
2014	673,005
2015	673,282
2016	627,546
Thereafter	3,097,285

$6,059,150

Schedule of Commitment Under the Operating Lease
(c)	As of June 30, 2012, the commitment under the operating lease for its office space for the next five years is as follows:

Remainder of 2012	$647
2013	1,349
2014	1,486
2015	1,494
2016	1,516
Thereafter	3,152

$9,644

Vessels
Schedule of Commitment Under the Operating Lease
(d)	As of June 30, 2012, the Company has an operating lease for a vessel. The commitment under the vessel operating lease for the next five years is as follows:

Remainder of 2012	$2,688
2013	5,395
2014	5,417
2015	5,441
2016	5,465
Thereafter	28,077

$52,483